EMPLOYEE INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 25, 2018
Schedule Of Employee Incentive Compensation Plan [Abstract]
EMPLOYEE INCENTIVE COMPENSATION PLANS

NOTE 10: EMPLOYEE INCENTIVE COMPENSATION PLANS

Annual Incentive Plan

The Annual Incentive Plan (“AIP”) provides a cash bonus that is earned based upon the Company’s business unit and consolidated financial results as measured against pre-established internal targets and upon the performance and job level of the individual. Total amounts charged to expense for this plan for the years ended November 25, 2018, November 26, 2017, and November 27, 2016 were $114.3 million, $88.0 million and $68.3 million, respectively. Total amounts accrued for this plan as of November 25, 2018, and November 26, 2017 were $114.4 million and $85.4 million, respectively. The increase in the amounts charged to expense and liability balance in comparison to prior year reflects outperformance against the Company’s internally-set objectives.

Long-Term Incentive Plans

2016 Equity Incentive Plan (“EIP”).     In July 2006, the Board adopted, and the stockholders approved, the EIP. The EIP was subsequently amended in 2011 and 2014 and then amended and restated by the Board and approved by the stockholders in April 2016. For more information on this plan, see Note 11.

Cash Long-Term Incentive Plan (“LTIP”).     The Company established a long-term cash incentive plan effective at the beginning of 2005. In 2017, this program was replaced by cash-settled phantom restricted stock units. Refer to Note 11 for more information. Executive officers are not participants in this plan. Performance will be measured at the end of a three-year period based on the Company’s performance against the following pre-established targets: (i) the target compound annual growth rate in the Company’s net revenues over the three-year period; (ii) the Company’s average margin of net earnings over the three-year period adjusted for certain items such as interest and taxes and total stockholder return over the three-year period relative to an expanded peer group. Awards will be paid out in the quarter following the end of the three-year period based on Company performance against the pre-established targets.

The Company recorded expense for the LTIP of $4.1 million, $4.5 million and $4.9 million for the years ended November 25, 2018, November 26, 2017 and November 27, 2016, respectively. As of November 25, 2018 and November 26, 2017, the Company had accrued a total of $8.1 million and $10.6 million, respectively, for the LTIP.